Income Tax - Reconciliation of Statutory Income Tax Rate (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ (482,183)	$ (1,328,434)
Income tax - deferred method	(528,705)	156,465
Income before taxes from continuing operations	(1,010,888)	(1,171,969)
Income tax allotted in Other comprehensive income	(79,985)	(21,084)
Total Income Tax Charge	$ (1,090,873)	$ (1,193,053)